Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr. 02, 2012
Allianz Global Investors Solutions 2040 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2040 Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions 2040 Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks capital growth and preservation consistent with its asset allocation as 2040 approaches, and thereafter current income and, secondarily, capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 184 of the Fund's
		statutory prospectus or from your financial advisor.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30,
2011 was 53% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above,
		can adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund's prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
		all other periods, on Total Annual Fund Operating Expenses.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by normally investing primarily in certain affiliated mutual funds and exchange-traded funds (ETFs) sponsored by Allianz and Pacific Investment Management
Company LLC ("PIMCO") (the "Underlying Funds"). The Fund may invest without limit in Underlying Funds and may invest significantly in one or a small number of the Underlying Funds. Underlying Funds in turn invest in or have exposure to (i) return-generating assets, such as U.S. and global equities, commodities, real estate,
mortgage securities, high yield securities, corporate bonds, emerging market bonds, public securities of infrastructure companies and private equity companies, and alternative investment strategies such as long-short and market neutral strategies and/or (ii) defensive assets, such as Treasury Inflation-Protected Securities ("TIPS"), short-term U.S. and non-U.S. bonds and core (e.g., investment grade) U.S. and non-U.S. bonds. The Fund may also invest in ETFs and mutual funds and pooled vehicles other than the Underlying
Funds (together, "Other Acquired Funds"). The Fund does not
currently intend to invest more than 10% of its assets in Other
Acquired Funds that are not advised by the Manager or its
affiliates. The Fund may also invest significantly in other
securities and instruments as a complement or adjustment to its exposure to Underlying Funds and Other Acquired Funds. The
Sub-Adviser normally seeks to maintain significant economic
exposure to a number of countries outside the U.S., and the Fund may have exposure to companies in a broad range of market
capitalizations and geographic and industry distributions, as well as to fixed income and convertible instruments with a broad range of credit quality ratings and durations. The Fund may also utilize derivative instruments, such as options, forwards or futures contracts and swap agreements. The Fund uses an actively-managed strategy and modifies asset allocations over time with the intent of progressively reducing anticipated risk and volatility as the target date of 2040 approaches, and becoming increasingly
conservative over time. The chart below illustrates the AGI
Solutions' schedule of target allocations between defensive and return-generating assets as of the date of this Prospectus,
according to the number of years remaining to the target retirement date. Upon reaching this target date, the Fund's objective and strategy will change to closely resemble that of the Allianz Global
Investors Solutions Retirement Income Fund, which the Fund is expected to merge into approximately three years after its target date, provided that the Fund's Board of Trustees determines the transaction is in the best interest of shareholders. The Retirement
Income Fund is intended for investors who have already retired or begun withdrawing portions of their investments, or are seeking a conservative allocation fund, and its objective is to seek current income and, secondarily, after-inflation capital appreciation. More information about the Fund's asset allocation and portfolio
construction strategy, the Retirement Income Fund and the
Underlying Funds is available in the Fund's statutory prospectus.

Allianz Global Investors Solutions Glidepath

     2055    2050    2045   2040   2035   2030   2025   2020   2015   Retirement
                                                                      Income
RG  100.00% 100.00% 100.00% 91.81% 72.20% 56.20% 44.40% 35.60% 28.87%  25.00%
DEF   0.00%   0.00%   0.00%  8.19% 27.80% 43.80% 55.60% 64.40% 71.13%  75.00%

The table below illustrates the Sub-Adviser's allocations among different asset classes within the defensive and return-gathering categories, as reflected in the Fund's portfolio as of February 29,
2012. The asset allocation is computed by assigning each underlying investment to the most representative asset class(es).

Fund Asset Allocation as of February 29, 2012
                                                            Percent of the
Asset Group         Asset Class                          Portfolio Invested

Defensive           Short-Duration Bonds & Cash                         8.2%
                    U.S. Core Fixed Income                              4.4%
                    Non-US Core Bonds                                   0.0%
                    Inflation-Protected Bonds                           8.0%

Return-Generating   US Large Cap Equity                                21.6%
                    US Small Cap Equity                                11.6%
                    Developed Non-US Large Cap Equity                  12.3%
                    Developed Non-US Small/Mid Cap Equity               3.1%
                    Emerging Market Equity                              4.0%
                    Global Fixed-Income                                 9.2%
                    Commodity-Related Futures & Equities               10.0%
		Global Real Estate 7.5%
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the Underlying Funds, Other Acquired Funds, issuers of securities and other instruments in which the Fund invests,
including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the
U.S. or global economies and securities markets or relevant
industries or sectors within them (Management Risk, Allocation
Risk, Underlying Fund and Other Acquired Fund Risks, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). There is no
guarantee that the Fund will provide adequate income at and/or through an investor's retirement and it is possible to lose money on an investment in the Fund near, at, or after the Fund's target date. Other principal risks include: Commodity Risk
(commodity-linked derivative instruments may increase volatility);
Convertible Securities Risk, Credit Risk, Fixed Income Risk, High
Yield Risk, Interest Rate Risk (convertible and fixed income (debt)
securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an
issuer's or counterparty's deterioration or default); Derivatives
Risk (derivative instruments are complex, have different
characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation);
Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Index Risk (investments in index-linked derivatives are subject to the risks associated with the applicable index); IPO
Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased
volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase
volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Mortgage-Related and other Asset-Backed Risk
(investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on); Non-U.S. Investment Risk,
Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT and Real Estate-Linked Derivatives
Risk (adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives); Short
Selling Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and Variable Distribution Risk (periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government
		agency.
Risk, Lose Money	rr_RiskLoseMoney	it is possible to lose money on an investment in the Fund near
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the
Average Annual Total Returns table reflects the impact of sales charges. Past performance, before and after taxes, is not
necessarily predictive of future performance. Visit
		www.allianzinvestors.com for more current performance information.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the Fund's
Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and Class R performance would be lower than Class A performance because of the lower
		expenses paid by Class A shares.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 18.93% Lowest 07/01/2011-09/30/2011 -16.36%
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
		After-tax returns for other share classes will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz Global Investors Solutions 2040 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2040 Fund | Lipper Mixed-Asset Target 2030 Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Mixed-Asset Target 2040 Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.45%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2008
Allianz Global Investors Solutions 2040 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2040 Fund | Dow Jones Real Return 2040 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones Real Return 2040 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.96%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2008
Allianz Global Investors Solutions 2040 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2040 Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[2]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%	[3]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[4]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.09%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	655
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	956
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,279
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,190
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	655
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	956
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,279
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,190
Annual Return 2009	rr_AnnualReturn2009	35.61%
Annual Return 2010	rr_AnnualReturn2010	15.82%
Annual Return 2011	rr_AnnualReturn2011	(4.89%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.36%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.12%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2008
Allianz Global Investors Solutions 2040 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2040 Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.37%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2008
Allianz Global Investors Solutions 2040 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2040 Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.19%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2008
Allianz Global Investors Solutions 2040 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2040 Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[2]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%	[3]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[4]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.84%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	287
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	660
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,159
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,534
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	187
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	660
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,159
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,534
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.43%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2008
Allianz Global Investors Solutions 2040 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2040 Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[2]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%	[3]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[4]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.44%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	147
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	517
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	911
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,017
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	147
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	517
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	911
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,017
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.11%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2008

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC ("AGIFM") pursuant to an Administration Agreement between AGIFM and the Trust.
[3]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund's prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses After Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 1.09% for Class A, 1.84% for Class C, and 1.44% for Class R. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.